Deposits (Tables)	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	July 31, 2023				October 31, 2022
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$188,600	$56,910	$188,537	$434,047	$203,645	$64,743	$136,544	$404,932
Business and government	307,865	16,864	412,001	736,730	348,004	17,855	394,011	759,870
Bank	8,309	893	35,692	44,894	10,458	490	33,064	44,012
	$504,774	$74,667	$636,230	$1,215,671	$562,107	$83,088	$563,619	$1,208,814
Non-interest-bearing (4)
Canada	$134,054	$6,535	$182	$140,771	$149,737	$7,797	$466	$158,000
United States	39,060	–	–	39,060	52,702	–	–	52,702
Europe (5)	131	–	–	131	620	–	–	620
Other International	7,177	–	–	7,177	7,840	–	–	7,840
Interest-bearing (4)
Canada	298,923	15,090	478,242	792,255	305,779	17,982	409,586	733,347
United States	14,751	52,593	85,048	152,392	11,410	57,055	85,111	153,576
Europe (5)	5,244	359	54,012	59,615	28,276	254	52,144	80,674
Other International	5,434	90	18,746	24,270	5,743	–	16,312	22,055
	$504,774	$74,667	$636,230	$1,215,671	$562,107	$83,088	$563,619	$1,208,814

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2023, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $439 billion, $36 billion, $48 billion and $31 billion, respectively (October 31, 2022 – $465 billion, $35 billion, $50 billion and $30 billion, respectively).
(5)	Europe includes the United Kingdom, the Channel Islands, France and Luxembourg.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	July 31 2023	October 31 2022

Within 1 year:
less than 3 months	$188,346	$159,602
3 to 6 months	79,326	61,996
6 to 12 months	135,725	156,531
1 to 2 years	68,666	49,225
2 to 3 years	47,961	42,809
3 to 4 years	35,921	27,609
4 to 5 years	37,649	33,835
Over 5 years	42,636	32,012
	$636,230	$563,619
Aggregate amount of term deposits in denominations of one hundred thousa nd dollars or more	$583,000	$521,000